Debt (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt [Abstract]
Schedule of Debt	The components of long term and short term debt were as follows:
As at	December 31, 2023	March 31, 2023
Current
Non-convertible debentures
7.7% Debentures	$361,817	$454,969
Term loans
- from non-banking financial companies (NBFCs)	1,269,251	960,892
- from related parties (NBFCs)	922,300	1,054,887
	2,553,368	2,470,748

Non current
Term loans
- from non-banking financial companies (NBFCs)	$1,865,032	$3,039,200
	1,865,032	3,039,200
The components of long term and short term debt were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Current
Non-convertible debentures
10% Series A	$—	$881,917
10% Series B	—	423,320
10% Series C	—	564,267
7.7% Debentures	454,969	171,629
Term loans
– from banks	—	102,766
– from non-banking financial companies (NBFCs)	960,892	1,758,284
– from related parties (NBFCs)	1,054,887	842,707
	2,470,748	4,744,890
Non current
Non-convertible debentures
7.7% Debentures	$—	$461,485
Term loans
– from banks	—	79,275
– from non-banking financial companies (NBFCs)	3,039,200	5,185,292
– from related parties (NBFCs)	—	1,777,612
	3,039,200	7,503,664
Total maturity for the year ending on March 31,
2024		$2,470,747
2025		982,836
2026		634,390
2027		1,042,901
2028		379,074
		$5,509,948

Schedule of Total Maturity	Total maturity as of December 31, 2023 is as follows:
Year ending March 31,
2024 (January 1, 2024 till March 31, 2024)	$2,030,936
2025	654,744
2026	488,297
2027	903,093
2028	341,330
$4,418,400